Note 22 - Called Up Share Capital - Share Outstanding (Details) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance (in shares)	13,557,376	13,557,376	13,557,376
Issue of new shares (in shares)
Balance (in shares)	13,557,376	13,557,376	13,557,376